Convertible Notes (Details) - USD ($)		1 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended
	Jul. 22, 2024	Feb. 28, 2025	Mar. 31, 2026	Dec. 31, 2024	Dec. 31, 2025	Jul. 21, 2025	Jun. 30, 2024
Convertible Notes [Line Items]
Advance amount							$ 1,200,000
Interest percent			8.00%
Consideration amount				$ 6,000,000
Commencing days		5 days
Conversion amount			$ 30,000,000
Floor price per share					$ 0.1
Closing bid price percent					20.00%
Convertible Notes [Member]
Convertible Notes [Line Items]
Interest percent						8.00%
Consideration amount				$ 6,000,000
Promissory Note [Member]
Convertible Notes [Line Items]
Interest percent		12.00%
Principal amount		$ 1,000,000
Merger Agreement [Member] | Convertible Promissory Notes [Member]
Convertible Notes [Line Items]
Aggregate amount	$ 3,400,000
Merger Agreement [Member] | 2024 Convertible Notes [Member]
Convertible Notes [Line Items]
Aggregate amount	6,000,000
Additional aggregate amount	$ 2,600,000